Business Segment Information (Tables)	12 Months Ended
Sep. 30, 2012
Business Segment Information [Abstract]
Schedule Of Net Sales

Year ended September 30,	2012	2011	2010

Utility Solutions	$317.7	349.6	348.3
Test	175.9	176.5	138.4
Filtration	194.8	167.6	120.8

Consolidated totals	$688.4	693.7	607.5

Schedule Of Earnings Before Income Tax

Year ended September 30,	2012	2011	2010

Utility Solutions	$46.2	54.3	67.4
Test	14.0	18.6	12.2
Filtration	38.0	30.8	19.5
Reconciliation to consolidated totals (Corporate)	(24.2)	(24.2)	(25.5)

Consolidated EBIT	74.0	79.5	73.6
Less: interest expense	(2.3)	(2.5)	(3.9)

Earnings before income tax	$71.7	77.0	69.7

Schedule Of Identifiable Assets

Year ended September 30,	2012	2011

Utility Solutions	$234.8	203.6
Test	92.8	100.6
Filtration	98.4	88.6
Corporate	607.8	619.0

Consolidated totals	$1,033.8	1,011.8

Schedule Of Capital Expenditures

Year ended September 30,	2012	2011	2010

Utility Solutions	$7.6	8.9	5.3
Test	2.2	1.5	1.9
Filtration	4.4	3.3	6.2
Corporate	0.6	—	—

Consolidated totals	$14.8	13.7	13.4

Schedule Of Depreciation And Amortization

Year ended September 30,	2012	2011	2010

Utility Solutions	$13.7	13.1	12.2
Test	2.5	2.2	2.3
Filtration	3.9	3.3	2.7
Corporate	4.7	4.9	4.9

Consolidated totals	$24.8	23.5	22.1

Schedule Of Geographic Information Net Sales

Year ended September 30,	2012	2011	2010

United States	$501.9	512.4	466.1
Asia	67.4	45.9	54.2
Europe	61.7	57.1	36.7
Canada	22.0	19.6	13.6
Mexico	6.4	38.0	9.5
Other	29.0	20.7	27.4

Consolidated totals	$688.4	693.7	607.5

Schedule Of Geographic Information Long-Lived Assets

Year ended September 30,	2012	2011

United States	$70.3	67.3
Europe	2.6	3.4
Other	3.0	2.4

Consolidated totals	$75.9	73.1